General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses [Abstract]
Company Administration Expenses
Company Administration Expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Audit fees	$119,535	$129,420	$265,744
Chief Executive and Chief Financial Officer and directors’ compensation	12,000	29,000	48,000
Other professional fees	247,242	572,533	1,752,566
Administration fees-related party (Note 3(c))	—	400,000	1,200,000
Total	$378,777	$1,130,953	$3,266,310